UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F


			       FORM 13F COVER PAGE




	Report for the Calendar Year or Quarter Ended: March 31, 2010


Check here if Amendment 		[ ]; Amendment Number: ______

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	 Gardner Russo & Gardner

Address: 223 East Chestnut Street
	 Lancaster, PA 17602


Form 13F File Number: 028-2635


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Diana Crumay
Title:	Head Account Administrator
Phone:	(717) 299-1385




Signature, Place, and Date of Signing:



				Lancaster, PA                      May 5, 2010
------------------------	-----------------------------     ------------------
[Signature]				[City, State]			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None

				FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:			 0


Form 13F Information Table Entry Total: 		90


Form 13F Information Table Value Total:         $2,265,536
						(thousands)


List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aes TR III TR P CV SC 6.750%   CONV             00808n202      339     7500 SH       Sole                                       7500
Eaton Vance Sr Income TR    SF SH BEN INT       27826s103      840   121600 SH       Sole                   121600
3M Company                     COM              88579y101      819     9800 SH       Sole                      800              9000
A T & T Inc                    COM              00206r102      241     9328 SH       Sole                     9250                78
Abbott Labs                    COM              002824100    22671   430345 SH       Sole                   380545             49800
AES Corp                       COM              00130h105      631    57400 SH       Sole                    28400             29000
Alliance One Internatl Inc     COM              018772103       92    18000 SH       Sole                    18000
Altria Group Inc               COM              02209s103   142847  6961362 SH       Sole                  6363115            598247
American Express               COM              025816109     2771    67155 SH       Sole                    60800              6355
American Tower Corp Cl A       COM              029912201     3232    75860 SH       Sole                    75860
Aptargroup Inc                 COM              038336103      826    20984 SH       Sole                    19984              1000
Armstrong World Inds Inc       COM              04247x102     2881    79350 SH       Sole                    58059             21291
Bank Amer Corp                 COM              060505104      407    22790 SH       Sole                    21790              1000
BB&T Corp                      COM              054937107      815    25150 SH       Sole                    25150
Berkshire Hathaway Inc Cl A    COM              084670108   408395     3353 SH       Sole                     3029               324
Berkshire Hathaway Inc Cl B    COM              084670702   109754  1350488 SH       Sole                  1199916            150572
BP PLC ADR                     COM              055622104      682    11956 SH       Sole                    10777              1179
Brown-Forman Corp Cl A         COM              115637100    94311  1501766 SH       Sole                  1376420            125346
Brown-Forman Corp Cl B         COM              115637209    10588   178095 SH       Sole                   154769             23326
Carlisle Inc                   COM              142339100     2505    65738 SH       Sole                    65738
Cenovus Energy                 COM              15135u109     1311    50000 SH       Sole                    50000
Chevron Corp                   COM              166764100     4934    65069 SH       Sole                    64369               700
Cisco Sys Inc                  COM              17275r102     1764    67750 SH       Sole                    67750
Coca-Cola                      COM              191216100     1965    35731 SH       Sole                    34080              1651
Comcast Corp New Cl A          COM              20030n101      795    42211 SH       Sole                    41967               244
Comcast Corp Special Cl A      COM              20030n200   174757  9724952 SH       Sole                  8870113            854839
Conocophillips                 COM              20825c104     1740    34004 SH       Sole                    32804              1200
Costco Whsl Corp               COM              22160k105     1561    26150 SH       Sole                    24450              1700
Crane                          COM              224399105     7095   199847 SH       Sole                   177252             22595
Deere & Co                     COM              244199105      614    10325 SH       Sole                    10100               225
Devon Energy Corp              COM              25179m103     1933    30000 SH       Sole                    30000
Diageo PLC Sponsored ADR       COM              25243q205    32408   480469 SH       Sole                   426019             54450
Disney Walt Productions        COM              254687106      614    17600 SH       Sole                    16650               950
Dover Corp                     COM              260003108     1765    37750 SH       Sole                    30450              7300
Du Pont E I De Nemours         COM              263534109      636    17076 SH       Sole                    17076
Encana Corp                    COM              292505104     1552    50000 SH       Sole                    50000
Exxon Mobil Corp               COM              30231g102    13245   197752 SH       Sole                   183131             14621
Fomento Economico Mex Sp ADR   COM              344419106     1592    33500 SH       Sole                    30725              2775
Fulton Finl Corp               COM              360271100     1144   112182 SH       Sole                    84457             27725
General Dynamics Corp          COM              369550108      753     9750 SH       Sole                     9750
General Electric               COM              369604103      329    18061 SH       Sole                    15891              2170
Hasbro Inc                     COM              418056107    39934  1043195 SH       Sole                   958047             85148
Heartland Express Inc          COM              422347104      817    49526 SH       Sole                    43260              6266
Herman Miller Inc              COM              600544100    13502   747639 SH       Sole                   654939             92700
Hormel Foods Corp              COM              440452100    13326   317199 SH       Sole                   281791             35408
I B M                          COM              459200101      699     5451 SH       Sole                     2451              3000
J.P. Morgan Chase              COM              46625h100     1132    25300 SH       Sole                      300             25000
Johnson & Johnson              COM              478160104     1195    18321 SH       Sole                    18021               300
Kraft Foods Inc CL A           COM              50075n104      540    17860 SH       Sole                    17860
Lamar Advertising Cl A         COM              512815101      210     6100 SH       Sole                     4700              1400
Leucadia Natl Corp             COM              527288104     3121   125786 SH       Sole                   124086              1700
Lexington Corp PPTYS TR        COM              529043101      186    28571 SH       Sole                    23957              4614
Markel Corp                    COM              570535104    14377    38374 SH       Sole                    35394              2980
Martin Marietta Materials      COM              573284106   141591  1694685 SH       Sole                  1546655            148030
Mastercard Inc Cl A            COM              57636q104    25814   101630 SH       Sole                    90350             11280
Mattel Inc                     COM              577081102      654    28750 SH       Sole                    27250              1500
McCormick Inc                  COM              579780206     5990   156150 SH       Sole                   127050             29100
McDonalds Corp                 COM              580135101      642     9625 SH       Sole                     9475               150
Merck  Inc                     COM              58933Y105      330     8836 SH       Sole                     6836              2000
Mesa RTY TR                    COM              590660106      872    21000 SH       Sole                    21000
Microsoft Corp                 COM              594918104     6146   209847 SH       Sole                   187767             22080
Monsanto                       COM              61166w101      337     4715 SH       Sole                     4250               465
Northern Trust Corp            COM              665859104      276     5000 SH       Sole                     5000
Pepsico Inc                    COM              713448108     8462   127902 SH       Sole                   120000              7902
Philip Morris International In COM              718172109   371926  7130475 SH       Sole                  6488446            642029
Pioneer Nat Res                COM              723787107      642    11400 SH       Sole                     8700              2700
PNC Bank Corp                  COM              693475105      273     4574 SH       Sole                     2774              1800
Pozen Inc                      COM              73941u102       96    10000 SH       Sole                                      10000
Praxair Inc                    COM              74005p104      554     6675 SH       Sole                     4775              1900
Precision Castparts Corp       COM              740189105      304     2400 SH       Sole                     1400              1000
Procter & Gamble               COM              742718109    16620   262687 SH       Sole                   242312             20375
Progressive Corp Ohio          COM              743315103     3068   160714 SH       Sole                   135214             25500
Royal Dutch Shell PLC ADR A    COM              780259206     3410    58939 SH       Sole                    37969             20970
Royal Dutch Shell PLC ADR B    COM              780259107      268     4837 SH       Sole                     4837
Schlumberger LTD               COM              806857108      654    10300 SH       Sole                    10300
Scotts Miracle-Gro  Cl A       COM              810186106      263     5675 SH       Sole                     2500              3175
Scripps Networks Interactive C COM              811065101   112136  2528432 SH       Sole                  2316337            212095
Staples Inc                    COM              855030102     5164   220630 SH       Sole                   198580             22050
Susquehanna Bancshrs Inc       COM              869099101      192    19581 SH       Sole                    19581
Swiss Helvetia FD Inc          COM              870875101      236    20000 SH       Sole                    20000
Tigerlogic Corp                COM              8867eq101       65    20000 SH       Sole                    10000             10000
Time Warner Inc                COM              887317303      265     8489 SH       Sole                     1823              6666
Unilever NV                    COM              904784709   137677  4564871 SH       Sole                  4155221            409650
Unumprovident Corp             COM              91529y106      229     9250 SH       Sole                     9250
Vornado RLTY TR                COM              929042109     1333    17612 SH       Sole                                      17612
Vulcan Materials               COM              929160109     2314    48975 SH       Sole                    35375             13600
Wal Mart Stores Inc            COM              931142103     1431    25743 SH       Sole                    23393              2350
Washington Post Cl B           COM              939640108    82746   186289 SH       Sole                   170850             15439
Wells Fargo                    COM              949746101   185165  5950024 SH       Sole                  5379139            570885
Wesco Finl Corp                COM              950817106      200      520 SH       Sole                      370               150